Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

13. Related Party Transactions

There were no related party transactions during the three months ended March 31, 2017. During the three months ended March 31, 2016, the Company’s chief executive officer paid expenses on behalf of the Company on his personal credit card. These related party advances do not bear interest and are payable on demand. At March 31, 2016, the balance due to the chief executive officer was approximately $95,000, and is included in accounts payable on the accompanying condensed consolidated balance sheets.

13.	Related Party Transactions

During the years ended December 31, 2016 and 2015, the Company’s chief executive officer paid expenses on behalf of the Company on his personal credit card. These related party advances do not bear interest and are payable on demand. At December 31, 2016 and 2015, the balance due to the chief executive officer was approximately $0 and $27,075, respectively, and is included in accounts payable on the accompanying consolidated balance sheets. The Company also has a note payable due its chief executive officer in the amount of $12,500 at December 31, 2015, that was repaid during fiscal year 2016.

On April 4, 2016, the following officers purchased an aggregate of 423 Units, with each Unit consisting of 1 share of our Series A Preferred and a 3-year warrant to purchase 223 shares of the Company’s common stock at an exercise price of $6.00 per share: (i) the Company’s president and chief executive officer, purchased 185 Units in consideration of $185,000 in accrued and unpaid salary; (ii) the Company’s chief financial officer purchased 97 Units in consideration of $97,000 in accrued and unpaid salary; (iii) the Company’s chief marketing officer and secretary purchased 58 Units in consideration of $58,000 in accrued and unpaid salary and (iv) the Company’s chief branding officer and wife of the Company’s chief executive officer purchased 83 Units in consideration of $83,000 in accrued and unpaid salary. On November 4, 2016, the Company entered into separate agreements with Steven Earles, Steven Shum, Carrie Earles and Martin Kunkel pursuant to which each of such individuals agreed to convert an aggregate of 423 shares of Series A Convertible Preferred Stock at the Conversion Price into an aggregate of 94,000 shares of Common Stock.

Between June 2016 and December 2016, pursuant to subscription agreements, the following securities were purchased by Mr. Wickersham, our Chairman and Chief Executive Officer, or by entities he controls or with whom he has a material relationship:

●	Mr. Wickersham, in his capacity as trustee of The Grover T. Wickersham Employees’ Profit Sharing Plan (“PSP”), purchased in a private placement an aggregate of 83,334 units, each unit consisting of one share of common stock and one common stock purchase warrant (the “Warrants, and collectively with the Common Stock, the “Common Stock Units”) at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $250,000. The exercise price of the warrants was temporarily reduced to $3.90 in December 2016, at which time 43,590 warrants were exercised.

●	Mr. Wickersham directly purchased in a private placement an aggregate of 33,334 Common Stock Units at a purchase price of $3.00 per Common Stock Unit for a total purchase price of $100,000. In December 2016, Mr. Wickersham transferred and/or voluntarily cancelled 11,218 of his warrants.

●	Mr. Wickersham, in his capacity as trustee of an education trust established for the benefit of an unrelated minor (“Education Trust”) purchased in a private placement 16,667 Common Stock Units at a purchase price of $3.00 per Unit, for a total purchase price of $50,000. The exercise price of the warrants was temporarily reduced to $3.90 in December 2016, at which time 8,334 of the warrants were exercised.

●	Mr. Wickersham, in his capacity as trustee of the Lindsay Anne Wickersham 1999 Irrevocable Trust (the “Irrevocable Trust”) purchased in a private placement 66,667 Common Stock Units at a purchase price of $3.00 per Common Stock Unit, for a total purchase price of $200,000.

●	In June 2016, the PSP purchased from us a promissory note bearing interest at the rate of 8% per annum (a “Promissory Note”) for aggregate consideration of $50,000, along with a warrant to acquire 8,334 shares of common stock at a price of $6.00 per share. In July 2016, the PSP purchased an additional Promissory Note for aggregate consideration of $120,000, along with a warrant to acquire 20,000 shares of common stock at an exercise price of $6.00 per share.

●	In June 2016, the Grover T. and Jill Z. Wickersham 2000 Charitable Remainder Trust (the “CRUT”) purchased a Promissory Note for aggregate consideration of $50,000, along with a warrant to acquire 8,334 shares of common stock at an exercise price of $6.00 per share. In November 2016, the CRUT purchased an additional Promissory Note for aggregate consideration of $75,000, along with a warrant to acquire 12,500 shares of common stock at an exercise price of $6.00 per share. The exercise price of the warrants was temporarily reduced to $3.90 in December 2016, at which time the warrants were exercised.

In June 2016, pursuant to a Subscription Agreement, Michael M. Fleming, one of our directors, purchased in a private placement an aggregate of 8,334 Units at a purchase price of $3.00 per Unit, each Unit consisting of one share of Common Stock and a Warrant to purchase one share of Common Stock at an exercise price of $6.00 per share, for a total purchase price of $25,000.

On September 19, 2016, an entity for which Lawrence Hirson, a former director, serves as manager purchased $150,000 of promissory notes and received 3-year warrants to purchase 25,000 shares of our common stock at an exercise price of $6.00 per share.